Note 16 - Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2013
Note 16 - Accounts Payable (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2012	2013
Accrued bonus	$2,026,268	$3,687,135
Accrued refund of subscription fees	364,445	-
Accrued professional service fees	718,863	676,758
Withholding individual income tax-option exercise	61,683	61,683
Value added taxes and other taxes payable	242,861	915,601
Accrued raw data cost	364,889	565,747
Accrued welfare benefits	68,717	117,392
Acquisition consideration payable	-	2,221,680
Accrued sales service fees	115,369	213,314
Others	1,425,535	1,237,152
	$5,388,630	$9,696,462

Accounts Payable [Member]
Note 16 - Accounts Payable (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2012	2013
Amount due to customers of H.K. brokerage business	$584,607	$7,039,937
Amount due to sales agents	-	4,202,811
Consulting fees payable	-	1,175,319
Others	220,244	154,656
	$804,851	$12,572,723